Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Impairments of Ships (Details) $ in Millions	3 Months Ended
Aug. 31, 2017 USD ($)
EAA Segment
Property, Plant and Equipment [Line Items]
Ship impairment charges	$ 304